Borrowings - Principal Payments Due (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Long Term Debt By Maturity [Abstract]
2017	$ 41,824
2018	457,339
2019	5,913
2020	5,913
2021	5,913
2022 and thereafter	44,343
Total borrowings	$ 561,245	$ 605,861